General and Administrative Expenses - Summary of General and Administrative Expenses (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016
Analysis of income and expense [abstract]
General corporate expenses	¥ 3,477	¥ 3,218		¥ 2,671
Auditors' remuneration	18	14		13
- Audit services	15	14		13
- Non-audit services	3
Other taxes and levies	275	159		131
General and administrative expenses	¥ 3,770	¥ 3,391	[1]	¥ 2,815	[1]

[1]	The Group has initially applied IFRS 15 and IFRS 9 at January 1, 2018. Under the transition methods chosen, comparative information is not restated. See Note 2(b).